Pensions and other benefits (Tables)	12 Months Ended
Dec. 31, 2011
Pension and other postretirement benefits [Abstract]
Net periodic benefit cost for DB pension plans and other benefits

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2011	2010	2009	2011	2010	2009
Current service cost (benefits earned by employees in the year)	$105	$86	$67	$17	$16	$14
Interest cost on benefit obligation	460	464	482	26	28	29
Expected return on fund assets	(674)	(598)	(557)	(1)	(1)	(1)
Recognized net actuarial loss	142	71	7	8	2	35
Amortization of prior service costs	13	13	23	(1)	(2)	(1)
Settlement gain(1)	–	–	–	–	–	(8)

Net periodic benefit cost	$46	$36	$22	$49	$43	$68

(1)  Settlement gains resulted from certain post-retirement benefit obligations being assumed by a U.S. national multi-employer benefit plan.

Information about DB pension plans and other benefits

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2011	2010	2011	2010

Change in projected benefit obligation:
Benefit obligation at January 1	$8,984	$8,033	$494	$484
Current service cost	105	86	17	16
Interest cost	460	464	26	28
Employee contributions	60	54	–	–
Benefits paid	(471)	(469)	(35)	(35)
Foreign currency changes	3	(8)	–	(1)
Plan amendments and other	(3)	–	7	–
Actuarial loss	961	824	27	2

Projected benefit obligation at December 31	$10,099	$8,984	$536	$494

Change in fund assets:
Fair value of fund assets at January 1	$8,310	$7,014	$11	$12
Actual return on fund assets	621	880	–	–
Employer contributions	693	837	35	34
Employee contributions	60	54	–	–
Benefits paid	(471)	(469)	(35)	(35)
Foreign currency changes	2	(6)	–	–

Fair value of fund assets at December 31	$9,215	$8,310	$11	$11

Funded status – plan deficit	$(884)	$(674)	$(525)	$(483)

Amounts recognized in the Company's Consolidated Balance Sheet

Amounts recognized in the Company’s Consolidated Balance Sheet are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2011	2010	2011	2010

Accounts payable and accrued liabilities	$–	$–	$37	$41
Pension and other benefit liabilities	884	674	488	442

Total amount recognized	$884	$674	$525	$483

Amounts recognized in accumulated other comprehensive loss

Amounts recognized in accumulated other comprehensive loss are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2011	2010	2011	2010

Net actuarial loss:
Other than deferred investment losses	$3,063	$2,309	$119	$99
Deferred investment losses	665	547	–	–
Prior service cost	1	17	4	(3)
Deferred income tax	(1,030)	(807)	(34)	(27)

Total	$2,699	$2,066	$89	$69

Actuarial assumptions used were approximately

Weighted-average actuarial assumptions used were approximately:

(percentages)	2011		2010		2009

Benefit obligation at December 31:
Discount rate	4.55		5.20		5.90
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.00	(1)	8.50	(2)
Benefit cost for year ended December 31:
Discount rate	5.20		5.90		7.00
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	8.00	(1)	8.50	(2)	9.00	(2)

(1)   The health care cost trend rate is assumed to be 8.0% in 2012 and 2013, and then decreasing by 0.5% per year to an ultimate rate of 5.0% per year in 2019 and thereafter.

(2)   The health care cost trend rate was previously projected to decrease by 0.5% per year to approximately 5.0% per year in 2017.

Summary of Impact of one-percentage point change in assumed health care cost trend rates

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favorable (unfavorable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	(1)	1
Effect on post-retirement benefit obligation	(9)	9

Summary of Pension Plan Asset Allocation and current weighted average Policy Range

The Company’s pension plan asset allocation, the current weighted-average asset allocation targets and the current weighted-average policy range for each major asset class, were as follows:

			Percentage of plan assets at December 31
Asset allocation (percentage)	Current asset allocation target	Current policy range	2011	2010

Public equity securities	45.7	30 – 51	40.1	47.7
Debt securities	42.3	39 – 53	49.2	41.8
Real estate and infrastructure	12.0	10 – 17	10.7	10.5

Total			100.0	100.0

Summary of defined benefit pension plan assets at fair value

The following is a summary of the assets of the Company’s defined benefit pension plans at fair values at December 31, 2011 and a comparative summary at December 31, 2010:

(in millions of Canadian dollars)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

December 31, 2011
Cash and cash equivalents	$48	$299	$–	$347
Government bonds	–	2,839	–	2,839
Corporate bonds	–	1,264	–	1,264
Mortgages	–	18	4	22
Public equities
• Canada	882	81	–	963
• U.S. and international	2,310	30	–	2,340
Real estate	–	–	691	691
Infrastructure	–	–	294	294
Derivative assets(1)	–	455	–	455

	$3,240	$4,986	$989	$9,215

December 31, 2010
Cash and cash equivalents	$35	$71	$–	$106
Government bonds	–	2,398	–	2,398
Corporate bonds	–	941	–	941
Mortgages	–	16	5	21
Public equities
• Canada	1,050	67	–	1,117
• U.S. and international	2,438	44	–	2,482
Real estate	–	–	620	620
Infrastructure	–	–	254	254
Derivative assets(1)	–	371	–	371

	$3,523	$3,908	$879	$8,310

(1) The Company’s pension funds utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2).

Summary of defined benefit pension plan assets measured at fair value using unobservable inputs

During 2010 and 2011 the portion of the assets of the Company’s defined benefit pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Mortgages	Real estate	Infrastructure	Total

As at January 1, 2010	$12	$576	$240	$828
Contributions	–	10	53	63
Disbursements	(7)	(17)	(44)	(68)
Net realized gain (loss)	–	27	(2)	25
Increase in net unrealized gains	–	24	7	31

As at December 31, 2010	$5	$620	$254	$879
Contributions	–	7	17	24
Disbursements	(2)	(10)	–	(12)
Net realized gain	–	4	–	4
Increase in net unrealized gains	1	70	23	94

As at December 31, 2011	$4	$691	$294	$989

Summary of Estimated future pension and other post-retirement benefit payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2012	$473	$36
2013	493	37
2014	504	38
2015	519	39
2016	535	39
2017 – 2021	2,867	202